UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31,2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             October 26, 2004

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     81
Form 13F Information Table Value Total:     409322
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      295  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     4200 90042.00 SH       SOLE                 90042.00
Alliance Data Sys Corp         COM              018581108     5657 119150.00SH       SOLE                119150.00
American Intn'l Group          COM              026874107      218  3320.00 SH       SOLE                  3320.00
Ametek Inc                     COM              031100100     6141 172175.00SH       SOLE                172175.00
Amphenol Corp Cl A             COM              032095101     1150 31300.00 SH       SOLE                 31300.00
AptarGroup Inc                 COM              038336103    14852 281400.00SH       SOLE                281400.00
Arrow Electronics, Inc         COM              042735100     3694 152000.00SH       SOLE                152000.00
BISYS Group Inc                COM              055472104     3478 211450.00SH       SOLE                211450.00
BP PLC - Sponsored ADR         COM              055622104      486  8330.00 SH       SOLE                  8330.00
Baldor Electric                COM              057741100     6922 251417.00SH       SOLE                251417.00
Bank of America Corp           COM              060505104      458  9740.00 SH       SOLE                  9740.00
Beckman Coulter Inc            COM              075811109     9479 141500.00SH       SOLE                141500.00
Bed Bath & Beyond Inc          COM              075896100     4373 109800.00SH       SOLE                109800.00
Biomet, Inc                    COM              090613100    10380 239236.00SH       SOLE                239236.00
C R Bard                       COM              067383109    13205 206400.00SH       SOLE                206400.00
C.H. Robinson Wrldwd           COM              12541w100     8259 148750.00SH       SOLE                148750.00
CDW Corporation                COM              125129106     4873 73450.00 SH       SOLE                 73450.00
Certegy                        COM              156880106     6386 179737.00SH       SOLE                179737.00
Charles River Labs             COM              159864107     2834 61600.00 SH       SOLE                 61600.00
Chevron Texaco Corp            COM              166764100     1387 26406.00 SH       SOLE                 26406.00
ChoicePoint Inc                COM              170388102     5868 127599.99SH       SOLE                127599.99
Cintas Corp                    COM              172908105     6940 158225.00SH       SOLE                158225.00
Citigroup Inc                  COM              172967101      431  8939.00 SH       SOLE                  8939.00
Comcast Corp Cl A SPL          COM              20030N200      230  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     9177 188550.00SH       SOLE                188550.00
Costco Wholesale Corp          COM              22160K105     1133 23397.00 SH       SOLE                 23397.00
Danaher Corp                   COM              235851102    18712 325929.00SH       SOLE                325929.00
Donaldson Co                   COM              257651109    18433 565766.00SH       SOLE                565766.00
E.W. Scripps Co Cl A           COM              811054204     2651 54900.00 SH       SOLE                 54900.00
Edwards Lifesciences           COM              28176E108     4409 106860.00SH       SOLE                106860.00
Equifax Inc                    COM              294429105     6488 230900.00SH       SOLE                230900.00
Expeditors International       COM              302130109     2797 50050.00 SH       SOLE                 50050.00
Exxon Mobil Corp               COM              30231G102     2336 45579.00 SH       SOLE                 45579.00
Family Dollar Stores           COM              307000109     1009 32300.00 SH       SOLE                 32300.00
Fastenal Co.                   COM              311900104     4463 72500.00 SH       SOLE                 72500.00
Fifth Third Bancorp            COM              316773100     1758 37169.00 SH       SOLE                 37169.00
First Data Corp                COM              319963104    17469 410658.00SH       SOLE                410658.00
Fiserv, Inc                    COM              337738108    16236 403990.00SH       SOLE                403990.00
General Electric Co            COM              369604103     4377 119930.00SH       SOLE                119930.00
Genlyte Group Inc              COM              372302109     1932 22550.00 SH       SOLE                 22550.00
Global Payments Inc.           COM              37940X102     4969 84875.00 SH       SOLE                 84875.00
Hospira Inc                    COM              441060100     5590 166878.00SH       SOLE                166878.00
ITT Industries                 COM              450911102     7778 92100.00 SH       SOLE                 92100.00
Idex Corp                      COM              45167R104    15779 389603.00SH       SOLE                389603.00
Int'l Business Machines        COM              459200101     1214 12318.00 SH       SOLE                 12318.00
Intel Corp                     COM              458140100      254 10842.00 SH       SOLE                 10842.00
J P Morgan Chase & Co          COM              46625H100      354  9084.00 SH       SOLE                  9084.00
Johnson & Johnson              COM              478160104      482  7608.00 SH       SOLE                  7608.00
Landstar System Inc            COM              515098101     1583 21500.00 SH       SOLE                 21500.00
MSC Industrial Direct Co Cl A  COM              553530106     2531 70350.00 SH       SOLE                 70350.00
Marshall & Ilsley Corp         COM              571834100     5303 119975.00SH       SOLE                119975.00
Merck & Co                     COM              589331107      266  8272.00 SH       SOLE                  8272.00
Micron Technology              COM              595112103      147 11868.00 SH       SOLE                 11868.00
Microsoft Corp                 COM              594918104      207  7734.00 SH       SOLE                  7734.00
National City Corp             COM              635405103     7257 193250.00SH       SOLE                193250.00
New York Community Bancorp     COM              649445103     3398 165192.99SH       SOLE                165192.99
North Fork Bancorp             COM              659424105    17950 622175.00SH       SOLE                622175.00
Pactiv Corp                    COM              695257105     5827 230400.00SH       SOLE                230400.00
Patterson Companies Inc        COM              703395103     7480 172400.00SH       SOLE                172400.00
Pentair Inc                    COM              709631105     2904 66675.00 SH       SOLE                 66675.00
Pfizer Inc                     COM              717081103     1638 60900.00 SH       SOLE                 60900.00
Quest Diagnostics Inc          COM              74834L100    11024 115375.00SH       SOLE                115375.00
Robert Half Int'l Inc          COM              770323103     3736 126950.00SH       SOLE                126950.00
Rockwell Collins Inc           COM              774341101     2004 50800.00 SH       SOLE                 50800.00
Royal Dutch Petroleum Co       COM              780257804      266  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     7076 132825.00SH       SOLE                132825.00
Teleflex Inc                   COM              879369106    11817 227521.00SH       SOLE                227521.00
U.S. Bancorp                   COM              902973304    10717 342178.86SH       SOLE                342178.86
UCBH Holdings Inc.             COM              90262T308     1597 34850.00 SH       SOLE                 34850.00
Viacom Inc Cl B                COM              925524308      965 26532.00 SH       SOLE                 26532.00
Washington Mutual Inc          COM              939322103      368  8707.00 SH       SOLE                  8707.00
Waters Corp                    COM              941848103     5226 111700.00SH       SOLE                111700.00
Wells Fargo & Co.              COM              949746101     2506 40325.00 SH       SOLE                 40325.00
Westamerica Bancorp            COM              957090103     3586 61500.00 SH       SOLE                 61500.00
Zimmer Holdings Inc            COM              98956P102     4815 60100.00 SH       SOLE                 60100.00
Zions Bancorporation           COM              989701107    14078 206940.00SH       SOLE                206940.00
Capital World Growth Income Fu COM              140543109      240 7084.0000SH       SOLE                7084.0000
Franklin Templeton, Oregon Tax COM              354723785      248 20893.6280SH      SOLE               20893.6280
Lord Abbett Affiliated Fund Cl COM              544001100      475 32107.0530SH      SOLE               32107.0530
MFS Charter Income Trust       COM              552727109       88 10000.0000SH      SOLE               10000.0000
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